Schedule of Lease Expenses (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Leases
Operating lease expense	$ 90,837	$ 94,828
Variable lease expense	5,978	5,339
Total lease cost	$ 96,815	$ 100,167